Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Financial Assets at Fair Value Through Other Comprehensive Income Recognized In Profit Or Loss And Other Comprehensive Income (Details) - USD ($)
$ in Thousands
6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial assets at fair value through other comprehensive income [abstract]
Interest income recognized in profit and loss related to debt investments	$ 100	$ 1,300
Gains recognized in other comprehensive income related to debt investments	$ 11	$ 222